Contingencies	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Contingencies
28. Contingencies

We consider provisions for all of our outstanding and pending legal claims to be adequate. The final outcome with respect to actions outstanding or pending as at December 31, 2023, or with respect to future claims, cannot be predicted with certainty. Significant contingencies not disclosed elsewhere in the notes to our financial statements are as follows:

Upper Columbia River Basin

Teck American Inc. (TAI) continues studies under the 2006 settlement agreement with the U.S. Environmental Protection Agency (EPA) to conduct a remedial investigation on the Upper Columbia River in Washington State.

The Lake Roosevelt litigation involving Teck Metals Limited (TML) by the State of Washington and the Confederated Tribes of the Coleville Reservation (CCT) in the Federal District Court for the Eastern District of Washington continues. The case relates to historic discharges of slag and effluent from TML’s Trail metallurgical facility to the Upper Columbia River. TML prevailed against the plaintiffs on citizen suit claims, seeking injunctive relief, statutory penalties and attorney’s fees. In December 2012 on the basis of stipulated facts agreed between TML and the plaintiffs, the Court found in favour of the plaintiffs in phase one of the case, issuing a declaratory judgment that TML is liable under the Comprehensive Environmental Response, Compensation, and Liability Act (CERCLA) for the plaintiffs’ response costs, the amounts of which were determined in the second phase of the case. Additional response costs not yet claimed may be recoverable. The third and final phase of the case pertains to the plaintiffs’ claims for natural resource damages.

In the second quarter of 2022, TML filed two early motions for summary judgment in respect of the CERCLA natural resource damages claims, which were denied in the third quarter of 2022. Based on one of those rulings, in the first quarter of 2023, TML subsequently filed a motion seeking a ruling that the CERCLA claims are not fully developed and they should therefore be dismissed. The motion was denied, but not decided on the merits, and TML sought reconsideration, which was denied by the Court in June 2023. TML filed a motion seeking certification for an interlocutory appeal to the 9th Circuit Court of Appeals, which was denied.

In October 2023, TML filed a motion for partial summary judgment on CCT’s tribal service loss claim. This claim comprises the entirety of CCT’s outstanding individual claims against TML. On February 6, 2024, the court granted TML’s motion and dismissed CCT’s claim on the basis that tribal service loss claims are not cognizable as natural resource damages claims under CERCLA.

The previously scheduled February 2024 trial with respect to natural resource damages and assessment costs has been postponed and a new trial date has not yet been scheduled.

Until the studies contemplated by the EPA settlement agreement and additional damage assessments are completed, it is not possible to estimate the extent and cost, if any, of any additional remediation or restoration that may be required or to assess the extent of Teck’s potential liability for damages. The studies may conclude, on the basis of risk, cost, technical feasibility or other grounds, that no remediation other than some residential soil removal should be undertaken. If other remediation is required and damage to resources found, the cost of that remediation may be material.

Elk Valley Water Quality

On March 10, 2023, Environment and Climate Change Canada (ECCC) notified Teck Coal Limited (TCL) that it had commenced an investigation for alleged violations under s.36(3) of the Fisheries Act as a result of alleged mine-impacted discharges into Dry Creek and the upper Fording River from the Line Creek Operations. TCL is cooperating with ECCC in its investigation. We are not currently able to determine the outcome of the investigation, which could lead to charges, fines and administrative penalties that could be material.

Elkview Business Interruption Claim

In the fourth quarter of 2022, we submitted a business interruption insurance claim related to the structural failure of the Elkview plant feed conveyor belt. No amount was recognized in the consolidated financial statements for the insurance claim as of December 31, 2022, as the claims process was in progress. During 2023, we received insurance proceeds of $221 million and the gain was recorded in other operating income (expense) (Note 10).